CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain on the disposal	$ 244,164
Selling and Marketing Expense [Member]
Share-based compensation		$ 144
General and Administrative Expense [Member]
Share-based compensation	$ 567	$ 1,137	$ 943